ACCOUNTS PAYABLE, ACCRUALS, AND OTHER PAYABLES	9 Months Ended	12 Months Ended
	May 31, 2025	Aug. 31, 2024
Payables and Accruals [Abstract]
ACCOUNTS PAYABLE, ACCRUALS, AND OTHER PAYABLES

NOTE 9 ACCOUNTS PAYABLE, ACCRUALS, AND OTHER PAYABLES

Accounts payable and accruals, and other payables consist of the following:

	May 31, 2025	August 31, 2024

Accounts payable	$136,229	$154,854
Accruals	145,833	113,046
Other payables	164,411	95,831
Total	$446,473	$363,731

NOTE 9 ACCOUNTS PAYABLE, ACCRUALS, AND OTHER PAYABLES

Accounts payable, accruals, and other payables consist of the following:

	August 31, 2024	August 31, 2023

Accounts payable	$154,854	$40,939
Accruals	113,046	129,949
Other payables	95,831	27,487
Total	$363,731	$198,375